Shares Available for Future Grants Under Option Plan (Detail) (Unit Option Plan)	6 Months Ended
Jun. 29, 2013
Unit Option Plan
Shares Avaliable for Future Grants
Beginning balance	732,267
Options granted	(1,426,849)
Restricted stock units granted	(507,264)
Options cancelled	74,496
Restricted stock units cancelled	12,999
Additional Authorization	1,666,667
Transferred upon termination	(552,316)